Repurchase and Resell Agreements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ($) Year Month Day	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Repurchase Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14	14	14
Securities purchased under agreements to resell, amount outstanding		0	20,000.0
Securities sold under repurchase agreements, maturity (days)	14	14	14
Securities sold under repurchase agreements, amount outstanding	$ 1,347.1	60,000.0	0